CONSOLIDATED STATEMENTS OF INCOME In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 RUB		Dec. 31, 2010 RUB		Dec. 31, 2009 RUB
Revenues	$ 622.2		20,033.0		12,500.0		8,729.0
Operating costs and expenses:
Cost of revenues	146.2	[1]	4,707.0	[1]	2,585.0	[1]	2,086.0	[1]
Product development	97.0	[1]	3,124.0	[1]	2,073.0	[1]	1,619.0	[1]
Sales, general and administrative	102.3	[1]	3,294.0	[1]	1,838.0	[1]	1,474.0	[1]
Depreciation and amortization	58.2		1,874.0		1,181.0		912.0
Total operating costs and expenses	403.7		12,999.0		7,677.0		6,091.0
Income from operations	218.5		7,034.0		4,823.0		2,638.0
Interest income	6.9		222.0		156.0		67.0
Other (expense)/income, net	1.9		62.0		24.0		(23.0)
Net income before income taxes	227.3		7,318.0		5,003.0		2,682.0
Provision for income taxes	48.0		1,545.0		1,186.0		672.0
Net income	$ 179.3		5,773.0		3,817.0		2,010.0
Net income per Class A and Class B share:
Basic (in USD or RUR per share)	$ 0.57		18.30		12.56		6.63
Diluted (in USD or RUR per share)	$ 0.55		17.59		12.37		6.52
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)	315,541,639		315,541,639		303,817,388		303,109,083
Diluted (in shares)	328,155,087		328,155,087		308,580,600		308,156,196

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of: